Nature of Operations and Going Concern (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nature Of Operations And Going Concern Details Narrative
Country of incorporation	British Columbia
Year of incorporation	January 22, 1987
Net (loss) income for the year	$ (1,043)	$ (1,125)	$ (1,960)
Deficit	$ (47,578)	$ (46,702)	$ (46,054)